Deferred Underwriter Compensation (Details) - Over-Allotment Option [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Deferred Underwriter Compensation (Details) [Line Items]
Percentage of underwriting discount	3.50%
Consideration of the underwriters	$ 4,020,797